RELATED PARTIES (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2015
Related Party Transaction [Line Items]
Exercise price per share				$ 0.50
Stock issued during period		$ 500,000		$ 990,000	$ 680,000
Amortized		18,715		260
Convertible Note [Member]
Related Party Transaction [Line Items]
Note issued				$ 100,000
Maturity date of note				Dec. 22, 2020
Bearing interest rate				12.00%		12.00%
Recognized a discount						$ 39,000
Amortized	$ 1,971	3,943		$ 195
Recognized interest expense	3,033	6,066		300
Convertible Note One [Member]
Related Party Transaction [Line Items]
Note issued				$ 100,000
Maturity date of note				Dec. 28, 2020
Bearing interest rate				12.00%
Recognized a discount				$ 39,000
Amortized	1,971	3,943		65
Recognized interest expense	$ 3,033	6,066		$ 10
Convertible Note Two [Member]
Related Party Transaction [Line Items]
Note issued		$ 100,000
Maturity date of note		Feb. 09, 2021
Bearing interest rate	12.00%	12.00%
Recognized a discount	$ 39,000	$ 39,000
Amortized	1,972	3,077
Recognized interest expense	3,033	$ 4,733
Convertible Note Three [Member]
Related Party Transaction [Line Items]
Note issued	$ 100,000
Maturity date of note	May 19, 2021
Bearing interest rate	12.00%	12.00%
Recognized a discount	$ 50,000	$ 50,000
Amortized	1,167	$ 1,167
Recognized interest expense	1,400
Convertible Note Four [Member]
Related Party Transaction [Line Items]
Note issued	$ 50,000
Maturity date of note	Jun. 10, 2021
Bearing interest rate	12.00%	12.00%
Recognized a discount	$ 25,000	$ 25,000
Amortized	278	278
Recognized interest expense	333
Convertible Note Five [Member]
Related Party Transaction [Line Items]
Note issued	$ 50,000
Maturity date of note	Jun. 23, 2021
Recognized a discount	$ 35,000	35,000
Amortized	136	$ 136
Recognized interest expense	$ 117
Director [Member]
Related Party Transaction [Line Items]
Exercise price per share				$ 0.2778
Stock issued during period, shares				15,001
Stock issued during period				$ 54,000
Director One [Member]
Related Party Transaction [Line Items]
Exercise price per share				$ 0.50
Stock issued during period, shares				5,000
Stock issued during period				$ 10,000
Series A Preferred Stock [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares				100,000
Stock issued during period				$ 50,000
Related Party Founder [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares		1,000,000		1,140,000	460,000
Stock issued during period		$ 500,000		$ 570,000	$ 230,000
Related Party Founder [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares				200,000
Stock issued during period				$ 100,000
Related Party One [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares				500,000
Stock issued during period				$ 250,000
Related Party [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares					800,000
Stock issued during period					$ 400,000
Related Party [Member] | Director [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares				440,000
Stock issued during period				$ 220,000
Related Party [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares					500,000
Stock issued during period					$ 250,000
Related Party [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares				500,000
Stock issued during period				$ 250,000